Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Schedule of Earnings Per Share Basic And Diluted
The following is a reconciliation of the denominators of the basic and diluted per share computations for net loss (in thousands, except share and per share data):

Successor
From October 15, 2021 through December 31, 2021
Net Loss per share:
Numerator – basic and diluted:
Net loss	$(164,827)
Less: Net loss attributable to noncontrolling interest	(120,832)

Net loss attributable to Bakkt Holdings, Inc. – basic and diluted	$(43,995)

Denominator – basic and diluted:
Weighted average shares outstanding – basic and diluted	54,018,064

Net loss per share – basic and diluted	$(0.81)

VPC IMPACT ACQUISITION HOLDINGS [Member]
Summary Of Significant Accounting Policies [Line Items]
Schedule of Reconciliation of Class A Ordinary Shares Reflected in the Balance Sheet
At October 14, 2021 and December 31, 2020, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$207,372,020
Less:
Proceeds allocated to Public Warrants	(13,275,495)
Class A ordinary shares issuance costs	(11,138,216)
Plus:
Accretion of carrying value to redemption value	24,413,711

Class A ordinary shares subject to possible redemption	$207,372,020

Schedule of Earnings Per Share Basic And Diluted
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For The Period From January 1, 2021 To October 14, 2021		For The Period From July 31, 2020 (inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(20,077,260)	$(5,019,315)	$(3,520,953)	$(1,340,237)
Denominator:
Basic and diluted weighted average shares outstanding	20,737,202	5,184,300	13,429,289	5,111,809

Basic and diluted net loss per ordinary share	$(0.97)	$(0.97)	$(0.26)	$(0.26)

Schedule of Property, Equipment And Software, Useful Lives
Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of assets:

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Internal use software	3-7 years	3-7 years
Purchased software	3 years	3 years
Assets under finance lease	2-5 years	2-5 years
Office, furniture and equipment	7-10 years	7-10 years
Leasehold improvements	7 years	7 years
Other computer and network equipment	3 years	3 years